UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: Manulife Asset Management (Hong Kong) Limited

Address: 47 Floor, The Lee Gardens, 33 Hysan Avenue, Causeway Bay

Hong Kong

13F File Number:

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name: Michael Dommermuth

Title:  Vice Chairman, Investment Operation

Phone: 852 2910 2600

Signature, Place, and Date of Signing:

Michael Dommermuth                  Hong Kong             August 9, 2012
------------------                  ---------             --------------
Signature                           Place                 Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
               [X] 13F NOTICE
               [ ] 13F COMBINATION REPORT

List of other managers reporting for this manager:

Form 13F File Number       Name
028-11519                  Manulife Financial Corporation
028-04428                  The Manufacturers Life Insurance Company
028-10490                  Manulife Asset Management (North America) Limited
028-03673                  Manulife Asset Management (US) LLC